John Hancock

Infrastructure Fund

(formerly Enduring Assets Fund)

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 94.8%		$294,365,119
(Cost $258,427,280)

Brazil 1.6%		4,900,913

Cia de Saneamento do Parana	218,500	4,900,913

Canada 7.8%		24,391,243

Canadian National Railway Company	116,134	10,992,165
TC Energy Corp.	273,663	13,399,078

Chile 0.2%		514,297

Enel Americas SA	3,117,020	514,297

China 11.4%		35,356,745

China Longyuan Power Group Corp., Ltd., H Shares	12,880,348	7,876,210
China Tower Corp., Ltd., H Shares (A)	49,684,000	12,840,732
ENN Energy Holdings, Ltd.	735,105	7,561,582
Huaneng Renewables Corp., Ltd., H Shares	26,042,474	7,078,221

France 7.5%		23,418,457

Engie SA	702,176	10,806,131
Vinci SA	122,612	12,612,326

Germany 4.1%		12,799,767

E.ON SE	1,037,384	10,331,117
Innogy SE	58,754	2,468,650

Hong Kong 7.0%		21,651,309

Beijing Enterprises Holdings, Ltd.	1,642,510	8,019,081
CK Infrastructure Holdings, Ltd.	930,923	7,217,479
Guangdong Investment, Ltd.	3,052,106	6,414,749

Italy 5.7%		17,793,409

Enel SpA	1,664,473	11,386,034
Snam SpA	1,305,026	6,407,375

Japan 4.5%		13,876,624

Japan Airport Terminal Company, Ltd.	208,500	8,620,902
NTT DOCOMO, Inc.	219,195	5,255,722

Spain 4.7%		14,519,561

Iberdrola SA	1,495,474	14,188,147
Iberdrola SA, Interim Shares (B)	34,932	331,414

United Kingdom 6.7%		20,706,365

BT Group PLC	2,697,665	6,318,880
National Grid PLC	862,925	8,844,345
Severn Trent PLC	226,668	5,543,140

United States 33.6%		104,436,429

American Tower Corp.	67,151	14,210,495
Avangrid, Inc.	190,186	9,613,902
Berkshire Hathaway, Inc., Class B (B)	42,043	8,636,893
Comcast Corp., Class A	286,152	12,353,182
Edison International	167,367	12,475,536
Equity LifeStyle Properties, Inc.	109,960	13,662,530
NextEra Energy Partners LP (C)	41,498	2,018,463
NextEra Energy, Inc.	51,554	10,680,442
Sempra Energy	85,708	11,607,434
UGI Corp.	179,635	9,177,552

2 JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)		Shares	Value
Securities lending collateral 0.4%				$1,115,960
(Cost $1,116,033)
John Hancock Collateral Trust (D)	2.4297	(E)	111,521	1,115,960

			Par value^	Value
Short-term investments 5.0%				$15,600,000
(Cost $15,600,000)

Repurchase agreement 5.0%				15,600,000

Royal Bank of Scotland Tri-Party Repurchase Agreement dated 7-31-19 at 2.530% to be repurchased at $15,601,096 on 8-1-19, collateralized by $15,471,300 U.S. Treasury Notes, 3.125% due 5-15-21 (valued at $15,912,073, including interest)			15,600,000	15,600,000

Total investments (Cost $275,143,313) 100.2%				$311,081,079
Other assets and liabilities, net (0.2%)				(607,535)
Total net assets 100.0%				$310,473,544

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 7-31-19. The value of securities on loan amounted to $1,093,287.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 7-31-19.

The fund had the following sector composition as a percentage of net assets on 7-31-19:

Utilities	56.5%
Communication services	11.8%
Industrials	10.4%
Real estate	9.0%
Energy	4.3%
Financials	2.8%
Short-term investments and other	5.2%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INFRASTRUCTURE FUND 3

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	7-31-19	price	inputs	inputs
Investments in securities:
Assets
Common stocks
Brazil	$4,900,913	$4,900,913	—	—
Canada	24,391,243	24,391,243	—	—
Chile	514,297	514,297	—	—
China	35,356,745	—	$35,356,745	—
France	23,418,457	—	23,418,457	—
Germany	12,799,767	—	12,799,767	—
Hong Kong	21,651,309	—	21,651,309	—
Italy	17,793,409	—	17,793,409	—
Japan	13,876,624	—	13,876,624	—
Spain	14,519,561	—	14,519,561	—
United Kingdom	20,706,365	—	20,706,365	—
United States	104,436,429	104,436,429	—	—
Securities lending collateral	1,115,960	1,115,960	—	—
Short-term investments	15,600,000	—	15,600,000	—
Total investments in securities	$311,081,079	$135,358,842	$175,722,237	—

4

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

Dividends and distributions
Change in
	Beginning			Ending	Income	Capital gain		unrealized
	share	Shares	Shares	share	distributions	distributions	Realized	appreciation	Ending
Fund	amount	purchased	sold	amount	received	received	gain (loss)	(depreciation)	value
John Hancock Collateral Trust	34,271	2,641,985	(2,564,735)	111,521	—	—	$116	($107)	$1,115,960

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

5

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

438Q3 07/19
This report is for the information of the shareholders of John Hancock Infrastructure Fund.	9/19